Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowances	$ 527	$ 438	$ 1,608
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	5,000,000	0	0
Convertible preferred stock, shares issued (in shares)	0	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0	0
Convertible preferred stock, liquidation preference		$ 148,452	$ 119,669
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	190,000,000	190,000,000	150,000,000
Common stock, shares issued (in shares)	34,792,000	2,979,000	2,539,000
Common stock, shares outstanding (in shares)	34,792,000	2,979,000	2,539,000
Convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	0	129,478,000	100,255,000
Convertible preferred stock, shares issued (in shares)	0	24,642,000	19,836,000
Convertible preferred stock, shares outstanding (in shares)	0	24,642,000	19,836,000
Convertible preferred stock, liquidation preference		$ 148,452	$ 119,669